UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

ONITY LOAN INVESTMENT HB DEPOSITOR II LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period____________ to ___________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer: __________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002097752

Onity Loan Investment Trust 2026-HB1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Glenn Minkoff, SVP & Treasurer, (561) 485-0030

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuing Entity

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ONITY LOAN INVESTMENT HB DEPOSITOR II LLC

	By:	PHH CORPORATION, its sole member

Date: March 17, 2026	By:	/s/ Glenn Minkoff
	Name:	Glenn Minkoff
	Title:	SVP & Treasurer

EXHIBIT INDEX

Exhibit Number

99.1	–	Executive Summary
99.2	–	Total Exception Summary
99.3	–	Due Diligence Sample Selection
99.4	–	Data Integrity - MIP Rate
99.5	–	Data Integrity - Current UPB
99.6	–	Data Integrity - Current Interest Rate
99.7	–	Data Integrity - Loan Status
99.8	–	Data Integrity - Borrower 1 First Name
99.9	–	Data Integrity - Borrower 1 Last Name
99.10	–	Data Integrity - Borrower 1 DOB
99.11	–	Data Integrity - Borrower 2 First Name
99.12	–	Data Integrity - Borrower 2 Last Name
99.13	–	Data Integrity - Borrower 2 DOB
99.14	–	Data Integrity - Current Life Expectancy Set-Aside (LESA)
99.15	–	Data Integrity - Property City
99.16	–	Data Integrity - Property State
99.17	–	Data Integrity - Property Zip
99.18	–	Data Integrity - Number of Units
99.19	–	Data Integrity - Property Type
99.20	–	Data Integrity - Marketable Title Date
99.21	–	Data Integrity - Maximum Claim Amount
99.22	–	Data Integrity - Original Note Rate
99.23	–	Data Integrity - Margin (for adjustable rate loans)
99.24	–	Data Integrity - Index (for adjustable rate loans)
99.25	–	Data Integrity - Debenture Interest Rate
99.26	–	Data Integrity - Closing Date
99.27	–	Data Integrity - FHA Case Number
99.28	–	Data Integrity - Called Due Date
99.29	–	Data Integrity - UPB at Called Due Date
99.30	–	Data Integrity - Foreclosure First Legal Date
99.31	–	FHA Insurance
99.32	–	Borrower’s Age
99.33	–	BPO Report
99.34	–	Valuation Integrity
99.35	–	Advance 5a - Property Preservation Invoice Integrity
99.36	–	Advance 5b - Tax and Insurance Invoice Integrity
99.37	–	Advance 5c - Corporate Invoice Integrity
99.38	–	Title Review
99.39	–	Title Diligence Summary
99.40	–	Title Diligence Exceptions